Acquisition of Alpha Mind - Schedule of Impairment Loss (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Schedule Of Impairment Loss Abstract
Beginning balance		¥ 709,240		¥ 1,284,218
Impairment loss	¥ (574,978)	(644,908)	$ (88,871)	(574,978)
Ending balance	¥ 709,240	¥ 64,332	$ 8,865	¥ 709,240	¥ 1,284,218